Revenues	12 Months Ended
Dec. 31, 2011
Revenues [Text Block]

15. Revenues

The Group’s revenues are primarily derived from the distribution of self-manufactured pharmaceutical products and one franchised product.

The Group operates and manages its business solely in the PRC and sales were predominately made to customers located in the PRC.

The Group’s products are subject to price control by the PRC government. The maximum prices of the products are published by the price administration authorities from time to time.

The Group’s revenues are analyzed as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB’000	RMB’000	RMB’000	US$’000
Domestic sales:
- EPIAO	196,080	250,854	317,889	50,507
- TPIAO	89,679	128,717	164,839	26,190
- Intefen	5,522	5,358	5,229	831
- Inleusin	1,607	2,041	2,788	443
- Iron	10,715	17,187	24,859	3,950
Export sales	13,216	12,211	23,890	3,796
Others	101	2,260	2,120	337

Total revenues	316,920	418,628	541,614	86,054